UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 137.8%
Corporate — 12.3%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT (a):
Republic Services Inc. Project, Series B, 5.25%, 12/01/17	$2,020	$2,272,056
Waste Management Inc. Project, Series A, 5.13%, 5/01/14	4,000	4,286,800
California Pollution Control Financing Authority, Refunding RB:
Mandatory Put Bonds, Republic Services Inc. Project, Series C, AMT, 5.25%, 12/01/17 (a)	2,030	2,273,600
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,434,490
		12,266,946

County/City/Special District/School District — 41.2%
City & County of San Francisco, GO, Refunding, Series R-1, 5.00%, 6/15/18	2,500	3,032,825
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,086,290
4.75%, 5/01/21	1,115	1,180,138
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (b)(c)	7,500	6,065,400
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	107,888
5.50%, 9/01/18	245	251,568
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,439,169
Irvine Unified School District California, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,761,700
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	1,009,507
5.85%, 6/01/22	1,040	1,053,728
5.90%, 6/01/23	1,000	1,012,510
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	200	226,720
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	2,000	2,374,920

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Banos Unified School District, GO, Election of 2008 (AGC), 5.00%, 8/01/18	$475	$564,272
Palm Springs Unified School District, GO, Refunding, 5.00%, 8/01/18	2,745	3,336,163
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (d)	4,000	4,090,480
San Marcos Unified School District, GO, CAB (c):
3.31%, 8/01/17	385	343,897
3.75%, 8/01/18	500	427,090
Santa Clara Unified School District, GO, Election of 2004, Series A, 5.00%, 7/01/18	2,190	2,692,058
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.93%, 4/01/19 (c)	4,590	3,050,422
		41,106,745
Education — 7.9%
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,420,627
University of California, RB, General, Series AB, 5.00%, 5/15/19	2,500	3,044,250
University of California, Refunding RB, Series S, 5.00%, 5/15/18	2,000	2,409,580
		7,874,457
Health — 12.5%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,194,773
California Health Facilities Financing Authority, RB, Health Facility, Adventist Health System, Series A:
5.00%, 3/01/18	1,075	1,099,327
5.00%, 3/01/19	1,000	1,018,900
5.00%, 3/01/20	2,060	2,095,906
5.00%, 3/01/24	1,355	1,368,834
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,708,478
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 8/15/18	515	613,453
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/19	2,000	2,345,320
		12,444,991

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Housing — 3.1%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	$1,000	$1,049,210
3.50%, 2/01/19	1,975	2,092,749
		3,141,959
State — 8.7%
California State Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/18 (e)	1,500	1,720,245
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,024,646
State of California, GO, 5.00%, 11/01/20	30	30,091
State of California, GO, Refunding:
Series A, 5.00%, 7/01/18	720	862,488
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,014
State of California, Refunding RB, 5.00%, 9/01/18	3,400	4,030,258
		8,677,742
Transportation — 22.6%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	600,450
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.89%, 1/15/21 (c)	20,000	11,916,800
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	3,996,202
Port of Oakland, Refunding RB, Series O, AMT:
5.00%, 5/01/18	2,500	2,741,775
5.00%, 5/01/19	3,000	3,292,800
		22,548,027
Utilities — 29.5%
California State Department of Water Resources, RB:
Series A, 5.13%, 5/01/12 (f)	6,500	6,592,690
Series M, 4.00%, 5/01/18	1,000	1,152,870
Series N, 5.00%, 5/01/19	3,500	4,273,185
California State Department of Water Resources, Refunding RB:
Series H, Power Supply, 5.00%, 5/01/22	3,500	4,032,490
Series L, 5.00%, 5/01/19	2,000	2,441,820
Cucamonga Valley Water District, Refunding RB, Series A (AGM):
4.00%, 9/01/18	325	369,574
3.00%, 9/01/19	375	401,805
4.00%, 9/01/19	325	370,572
Los Angeles County Sanitation Districts Financing Authority, 3.00%, 10/01/18	3,000	3,277,800

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB:
Power System, Series A, 5.00%, 7/01/19	$2,500	$3,046,350
Series B, 5.00%, 7/01/18	600	722,496
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,444,312
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	400	476,040
Southern California Public Power Authority, RB, Canyon Power, Series A, 4.00%, 7/01/18	685	784,195
		29,386,199
Total Municipal Bonds in California		137,447,066

Puerto Rico — 5.2%
State — 2.9%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series C, 5.75%, 7/01/19	1,000	1,133,380
Series C, 5.75%, 7/01/19 (b)	5	6,445
Series M, 6.00%, 7/01/20	1,000	1,148,800
Puerto Rico Sales Tax Financing Corp., RB, Sale Tax Revenue, Series C, 5.00%, 8/01/22	485	570,278
		2,858,903
Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM):
6.00%, 7/01/18	465	546,723
6.00%, 7/01/18 (b)	535	663,764
		1,210,487
Utilities — 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/19	1,015	1,104,939
Total Municipal Bonds in Puerto Rico		5,174,329

US Virgin Islands — 3.0%
State — 3.0%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	379,479
5.25%, 10/01/19	455	475,120
5.25%, 10/01/21	460	477,595
5.25%, 10/01/22	315	325,600
5.25%, 10/01/23	960	989,165
5.25%, 10/01/24	300	308,307
Total Municipal Bonds in the US Virgin Islands		2,955,266

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

		Value
Total Long-Term Investments (Cost – $138,693,287) – 146.0%		$145,576,661

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (g)(h)	10,269,924	10,269,924
Total Short-Term Securities (Cost – $10,269,924) – 10.3%		10,269,924
Total Investments (Cost - $148,963,212*) – 156.3%		155,846,585
Liabilities in Excess of Other Assets – (0.6)%		(618,530)
Preferred Shares, at Redemption Value – (55.7)%		(55,527,227)
Net Assets Applicable to Common Shares – 100.0%		$99,700,828

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$148,963,212
Gross unrealized appreciation	6,985,675
Gross unrealized depreciation	(102,302)
Net unrealized appreciation	$6,883,373

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Goldman Sachs & Co.	$1,720,245	$19,845

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BIF California Municipal Money Fund	406,702	9,863,222	10,269,924	—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	3

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$145,576,661	—	$145,576,661
Short-Term Securities[1]	$10,269,924	—	—	10,269,924
Total	$10,269,924	$145,576,661	—	$155,846,585

[1]	See above Schedule of Investments for values in each sector and state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount which approximates fair value. AMPS with a redemption value of $55,525,000 would be categorized as Level 3 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 23, 2012